13. FINANCIAL INSTRUMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Fair value of cash flow hedge, net of taxes, beginning	R$ 395,524
Movement	1,415,962	R$ 50,987	R$ (1,005,968)
Realization	(370,191)	(92,140)	R$ (77,444)
Fair value of cash flow hedge, net of taxes, ending	1,441,295	395,524
Cash flow hedge accounting
Disclosure of detailed information about hedged items [line items]
Fair value of cash flow hedge, net of taxes, beginning	395,524
Movement	1,415,962
Realization	(370,191)
Fair value of cash flow hedge, net of taxes, ending	R$ 1,441,295	R$ 395,524